Summary of Significant Accounting Policies (10K) (Details Narrative)			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 17, 2015	Feb. 14, 2013	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) Integer	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Integer shares	Dec. 31, 2013 USD ($)
Unsecured consumer loan term					5 years		5 years
Reverse stock split description	100-for-1	effectuating a 1 for 6 reverse stock split of its issued and outstanding common stock (the “Reverse Stock Split”)					The number of shares and per-share amounts have also been retroactively restated to reflect the 1-for-100 reverse stock split that took effect June 17, 2015.
Maximum credit facility			$ 10,000,000		$ 10,000,000		$ 10,000,000
Loan receivable							$ 77,781	$ 131,470
Number of loan delinquent | Integer					98		49
Total delinquent loan balance			$ 448,939		$ 448,939		$ 200,596
Impaired loans charged off percentage			100.00%		100.00%		100.00%
Impaired Loans description					The Company assesses loans for impairment individually when a loan is 90 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company's charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off. Loans can also be charged off when deemed uncollectable due to consumer specific circumstances		The Company assesses loans for impairment individually when a loan is 90 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company’s charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off.
Accumulated amortization of loan							$ 127,704	74,105
Advertising cost			$ 211,828	$ 142,787	$ 527,452	$ 288,539	290,315	77,380
Loan costs							$ 3,000,000
IEG Holdings [Member]
Percentage of issued and outstanding shares							99.10%
Reverse stock split description							1-for-6 reverse stock split
Shareholders [Member] | IEG Holdings [Member]
Number of shares received during period | shares							908
Minimum [Member]
Unsecured consumer loan term					3 years		3 years
Loan costs							$ 3,000,000
Maximum [Member]
Unsecured consumer loan term					5 years		5 years
Loan costs							$ 10,000,000
Mr. Amazing Loans [Member]
Unsecured consumer loans			$ 5,000		$ 5,000
Unsecured consumer loan term					5 years		5 years
Mr. Amazing Loans [Member] | Minimum [Member]
Unsecured consumer loans							$ 5,000
Mr. Amazing Loans [Member] | Maximum [Member]
Unsecured consumer loans							10,000
Loan One [Member]
Loan receivable							5,000	2,000
Loan Two [Member]
Loan receivable							$ 10,000	$ 3,000